Current financial assets and Cash and cash equivalents	6 Months Ended
Jun. 30, 2024
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Current financial assets and Cash and cash equivalents

Note 11. Current financial assets and Cash and cash equivalents

As of December 31, 2023	Carrying amount	Unrealized Gains/(Losses)	Estimated fair value
		$ in thousands

Current financial assets	67,107	-	67,107
Cash and cash equivalents	136,708	-	136,708
Current financial assets and cash and cash equivalents	203,815	-	203,815

As of June 30, 2024	Carrying amount	Unrealized Gains/(Losses)	Estimated fair value
		$ in thousands

Current financial assets	123,765	-	123,765
Cash and cash equivalents	149,042	-	149,042
Current financial assets and cash and cash equivalents	272,806	-	272,806

11.1 Current financial assets

As of June 30, 2024, current financial assets are composed of a $119.0 million deposit with a term of more than three months that does not meet IAS 7 requirements to qualify as cash equivalents and $4.7 million corresponding to our investment in Cibus at its fair value. There is no short-term restricted cash included in the current financial assets.

As of December 31, 2023, current financial assets are composed of a $15.0 million deposit with a term of more than three months that does not meet IAS 7 requirements to qualify as cash equivalents, a $42.7 million financial derivative related to the SIA with AZ and a $9.4 million corresponding to our investment in Cibus at its fair value. There is no short-term restricted cash included in the current financial assets.

Cytovia convertible note

On February 12, 2021, we entered into a research collaboration and non-exclusive license agreement with Cytovia Therapeutics, Inc. ("Cytovia") as amended from time to time (the “Cytovia Agreement”) to develop induced Pluripotent Stem Cell (iPSC) iPSC-derived Natural Killer (NK) and CAR-NK cells edited with our TALEN.

Upon initial execution of the Cytovia Agreement, the Company recorded a note receivable and related license revenue of $20 million in respect of the upfront collaboration consideration payable if certain conditions were not met by December 31, 2021 (the "Cytovia Conditions"). The Cytovia Conditions were not met by December 31, 2021 so the note receivable was converted to an account receivable. In April 2022, in connection with Cytovia's entering into a definitive business combination agreement with a Special Purpose Acquisition Company ("SPAC"), we entered into an amendment to the Cytovia Agreement, pursuant to which we received a $20 million convertible note in payment of the upfront collaboration consideration, and a warrant to purchase additional shares of the combined company representing up to 35% of the shares issued upon conversion of the note at a predetermined exercise price.

Because the SPAC business combination was abandoned and the conditions of the convertible note were not met, we and Cytovia entered into an amended and restated note which became effective as of December 22, 2022. The amended and restated note provides for automatic conversion into common stock of Cytovia of the combined company upon completion of the business transaction into common stock of Cytovia in the case of certain fundamental transactions pursuant to which Cytovia becomes a public reporting company and for conversion at Cellectis' option in connection with certain financing transactions, upon a company sale and at final maturity. Among other changes, the amended and restated note extends the final maturity date for the repayment of the remaining outstanding amount to June 30, 2023.

At the maturity date on June 30, 2023, we did not elect to convert the convertible note into shares of Cytovia and therefore the outstanding amount of the note automatically became due and payable in full in cash by Cytovia for $22.4 million, which includes the $20.0 million principal and $2.4 million of accrued and unpaid interest accrued since the convertible note was issued in April 2022. Cytovia failed to pay this amount, which remains due and payable and Cytovia’s receivable in respect of the note continues to accrue interest during the continuation of this default, subject to a 10% interest step up.

The convertible note was classified as a financial asset measured at fair value through profit or loss until June 30, 2023. The fact that Cytovia is in default substantially changes the cash flows associated with this asset, mainly as the convertible note is now only repayable in cash (and no longer subject to conversion into shares of Cytovia). We consider that the criteria for derecognition of this financial asset are met on June 30, 2023, and we therefore derecognized this asset to recognize a new asset, based on such new characteristics.

On November 30, 2023, considering that the progress made in our negotiations with Cytovia was insufficient and in light of their failure to pay due and payable amounts under the note, we notified Cytovia the termination of the Cytovia Agreement. Under the terms of the termination letter, Cytovia is no longer authorized to use the licenses and rights granted under the Cytovia Agreement, but remains liable for the outstanding amount of the note and for which Cytovia is currently in default.

Considering new developments that occurred since June 30, 2023, including the termination of the Agreement, the end of our negotiation with Cytovia, Cytovia's resources and financing options and our ability to recover the receivable, we did not have reasonable expectations of recovery as of December 31, 2023. We therefore carried out a full write-off of the asset as of December 31, 2023.

No new development occurred during the six-month period ended June 30, 2024.

AstraZeneca Subsequent Investment

The accounting treatment of the SIA is detailed in Note 2.4 to the financial statements "Accounting treatment of significant transactions affecting the period".

At initial recognition, the SIA gives rise to the recognition of a financial derivative measured at its fair-value of $48.4 million. The fair value of this instrument has been remeasured on December 31, 2023 and on May 3, 2024 respectively to $42.7 million and $57.0 million. The $14.3 million difference in fair value measurement has been recognized in financial income for the six-month period ended June 30, 2024. The financial derivative of $57.0 has been derecognized on May 3, 2024. This increase in the fair value is mainly attributable to the increase in the probability of transaction completion (from 81% as of December 31, 2023 to 100% as of May 3, 2024) and the decrease in the spot share price of Cellectis between December 31, 2023 and May 3, 2024.

11.2 Cash and cash equivalents

	As of December 31,	As of June 30,
	2023	2024
	$ in thousands
Cash and bank accounts	81,708	58,689
Money market funds	-	-
Fixed bank deposits	55,000	90,353
Total cash and cash equivalents	136,708	149,042

Money market funds earn interest and are refundable overnight. Fixed bank deposits have fixed terms that are less than three months or are readily convertible to a known amount of cash and are subject to an insignificant risk of changes in value.